Recovery and settlement of on-balance sheet assets and liabilities	12 Months Ended
Oct. 31, 2022
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Recovery and settlement of on-balance sheet assets and liabilities

Note 31 Recovery and settlement of on-balance sheet assets and liabilities
The table below presents an analysis of assets and liabilities recorded on our Consolidated Balance Sheets by amounts to be recovered or settled within one year and after one year, as at the balance sheet date, based on contractual maturities and certain other assumptions outlined in the footnotes below. As warranted, we manage the liquidity risk of various products based on historical behavioural patterns that are often not aligned with contractual maturities. Amounts to be recovered or settled within one year, as presented below, may not be reflective of our long-term view of the liquidity profile of certain balance sheet categories.

	As at
	October 31, 2022			October 31, 2021
(Millions of Canadian dollars)	Within one year	After one year	Total	Within one year	After one year	Total
Assets

Cash and due from banks (1)	$71,081	$1,316	$72,397	$ 112,924	$922	$113,846
Interest-bearing deposits with banks	108,011	–	108,011	79,638	–	79,638
Securities
Trading (2)	139,810	8,395	148,205	129,206	10,034	139,240
Investment, net of applicable allowance	26,540	143,478	170,018	29,831	115,653	145,484
Assets purchased under reverse repurchase agreements and securities borrowed	316,714	1,131	317,845	307,805	98	307,903
Loans
Retail	113,965	435,786	549,751	98,946	404,652	503,598
Wholesale	70,374	203,593	273,967	60,099	157,967	218,066
Allowance for loan losses			(3,753)			(4,089)
Segregated fund net assets	–	2,638	2,638	–	2,666	2,666
Other
Customers’ liability under acceptances	17,827		17,827	19,793	5	19,798
Derivatives (2)	151,928	2,511	154,439	93,409	2,132	95,541
Premises and equipment	59	7,155	7,214	28	7,396	7,424
Goodwill	–	12,277	12,277	–	10,854	10,854
Other intangibles	–	6,083	6,083	–	4,471	4,471
Other assets	66,071	14,229	80,300	47,634	14,249	61,883
	$1,082,380	$838,592	$1,917,219	$ 979,313	$731,099	$1,706,323
Liabilities
Deposits (3)	$1,023,324	$185,490	$1,208,814	$ 943,633	$157,198	$1,100,831
Segregated fund net liabilities	–	2,638	2,638	–	2,666	2,666
Other
Acceptances	17,872	–	17,872	19,868	5	19,873
Obligations related to securities sold short	34,105	1,406	35,511	35,524	2,317	37,841
Obligations related to assets sold under repurchase agreements and securities loaned	273,001	946	273,947	261,533	668	262,201
Derivatives (2)	140,808	12,683	153,491	89,804	1,635	91,439
Insurance claims and policy benefit liabilities	1,904	9,607	11,511	1,867	10,949	12,816
Other liabilities	71,689	23,546	95,235	48,901	21,400	70,301
Subordinated debentures	110	9,915	10,025	188	9,405	9,593
	$1,562,813	$246,231	$1,809,044	$ 1,401,318	$206,243	$1,607,561

(1)	Cash and due from banks are assumed to be recovered within one year, except for cash balances not available for use by the Bank.
(2)
Trading securities classified as FVTPL and trading derivatives are presented as within one year as this best represents in most instances the short-term nature of our trading activities.
Trading securities designated as FVTPL are generally presented based on contractual maturity.
N
on-trading derivatives are presented according to the recovery or settlement of the hedging transaction.

(3)	Demand deposits of $562 billion (October 31, 2021 – $576

billion) are presented as within one year due to their being repayable on demand or at short notice on a contractual basis. In practice, these deposits relate to a broad range of individuals and customer-types which form a stable base for our operations and liquidity needs.